JPMorgan Equity Income Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.33%	9.19%	9.97%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.76%	9.83%	10.12%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.59%	10.65%	10.84%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.89%	9.21%	9.73%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.55%	8.32%	8.76%